First Eagle Overseas Variable Fund | First Eagle Overseas Variable Fund
First Eagle Overseas Variable Fund
Investment Objective

First Eagle Overseas Variable Fund (the “Fund”) seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.

Fees and Expenses of the Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown do not reflect charges imposed by variable annuity contracts and variable life insurance policies (collectively “Variable Contracts”) issued by the life insurance companies through which the Fund is offered.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Eagle Overseas Variable Fund
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Operating Expenses	1.26%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that the average annual return is 5% and operating expenses remain the same. The example does not reflect charges imposed by the Variable Contracts and the costs shown in the example would be higher if those charges were reflected.

If Sold
Expense Example (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
First Eagle Overseas Variable Fund	128	400	692	1,523

If Held
Expense Example No Redemption (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
First Eagle Overseas Variable Fund	128	400	692	1,523

Portfolio Turnover Rate

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account (which would typically not be the case for a Variable Contract). These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.11% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective, the Fund will invest primarily in equities, including common and preferred stocks, warrants or other similar rights to purchase a company’s securities, and convertible securities, issued by non-U.S. companies. The Fund may invest in securities traded in mature markets (for example, Japan, Germany and France) and in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value, (“Fundamental value” is a term commonly used by value investors to refer to their estimate of the value an educated buyer would place on a company as a whole). Normally, the Fund invests at least 80% of its total assets in foreign securities (and counts relevant derivative positions towards this “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books). The Fund also may invest up to 20% of its total assets in debt instruments. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in fixed-income instruments (without regard to credit rating or time to maturity), short-term debt instruments, gold and other precious metals and futures contracts related to precious metals.

Although the Fund shares a similar name and investment objective to First Eagle Overseas Fund (a portfolio of the First Eagle Funds family), the two do not apply identical investment strategies. For instance, the Fund has tended to hold a more concentrated securities portfolio than has the First Eagle Overseas Fund. This may make the Fund more susceptible to fluctuations in value than First Eagle Overseas Fund.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

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Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•	Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies.

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Credit Risk — Credit risk is the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit worthiness may also affect the value of the Fund’s investment in that issuer. The Fund may invest in debt instruments that are rated below investment grade, i.e., junk bonds, which are considered speculative, and carry a higher risk of default.

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Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes to U.S. and foreign taxes, currencies, mining laws, inflation, and various other market conditions.

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Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies and currency forwards, present risk related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value.

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Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s investments in non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

For more information on the risks of investing in the Fund, please see the More Information about the Fund’s Investments section.

Investment Results

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following information discloses tax returns on a before-tax basis. After-tax returns depend on an individual investor’s tax situation and are generally not relevant for investors who hold shares in tax-deferred arrangements, including most variable life insurance and variable annuity contracts.

Updated performance information is available by calling 800.747.2008.

The following bar chart and table assumes reinvestment of dividends and distributions and do not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns

Best Quarter
Second Quarter 2003	20.19%

Worst Quarter
Third Quarter 2011	-11.44%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns	1 Year	5 Years	10 Years
First Eagle Overseas Variable Fund	14.83%	4.59%	14.72%
First Eagle Overseas Variable Fund MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	17.32%	(3.69%)	8.21%